Real Property Acquisitions and Development (Details Textuals) (USD $)	12 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Merrill Gardens Partnership [Member]	Sep. 30, 2010 Merrill Gardens Partnership [Member] properties	Dec. 31, 2011 Merrill Gardens Partnership [Member]	Dec. 31, 2010 Strategic Medical Office Partnership [Member] properties	Dec. 31, 2011 Genesis Acquisition [Member] properties	Mar. 31, 2011 Benchmark Partnership [Member] properties	Dec. 31, 2011 Seniors Housing Operating [Member] properties	Dec. 31, 2010 Seniors Housing Operating [Member] properties
Real Property Acquisitions and Development (Textuals) [Abstract]
Number of properties in portfolio				38		17	147	34	21	9
Percentage of interest owned by company in partnership				80.00%				95.00%
Percentage of interest owned by minority				20.00%				5.00%
Number of previous facilities under partnership owned by company				13
Number of facilities under partnership previous owned by company				25
Contribution by the company for the formation of the partnership			$ 163,064,000	$ 254,885,000		$ 225,173,000		$ 383,356,000
Contribution of convertible preferred stock by the company for the formation of the partnership						16,667,000
Value of contribution of options by the company for the formation of the partnership						2,721,000
Value of notes payable contributed by the company for the formation of the partnership						8,333,000
weighted average useful life of the acquired intangibles (in years)	17 years 0 months	18 years 2 months			2 years 4 months	26 years 2 months
Interest rate on note payable						6.00%
Number of properties with controlling interest of the company						11
Total purchase price							2,483,398,000
Cash consideration of capital lease obligation							2,400,000,000
Cash consideration of capital lease obligation							75,144,000
Business Acquisition Purchase Price Allocation Land And Land Improvements						10,240,000	144,091,000
Business Acquisition Purchase Price Allocation Buildings And Improvements						170,886,000	2,331,053,000
Rent received from master lease							198,000,000
Increase in master lease agreement rent	3.50%
Liability for Uncertain Tax Positions	149,000						8,254,000
Receivables and other assets						5,390,000	8,254,000
Additional purchase consideration						29,439,000
Investment percentage range	10% to 50%								90% to 95%
Additional Real Property Acquisitions and Development (Textuals) [Abstract]
joint venture contingent consideration arrangements range		$0 to $35,008,000
Amount settled in the Company's common stock if certain performance thresholds		$ 12,500,000